Schedule of Investments
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–107.06%(a)
California–102.57%
Adelanto Community Facilities District No. 2006-2 (Improvement Area No. 2); Series 2015 A, RB	5.00%	09/01/2045	$ 1,000	$ 1,003,811
Adelanto Public Utility Authority (Utility System);
Series 2014 A, RB	5.00%	07/01/2024	245	245,056
Series 2014 A, RB	5.00%	07/01/2039	5,710	5,583,315
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2039	2,000	2,086,700
Adelanto School District (Community Facilities District No. 4); Series 2023, RB	5.75%	09/01/2053	1,400	1,453,313
Alameda (City of), CA Corridor Transportation Authority; Series 2022 C, RB (INS - AGM)(b)	5.00%	10/01/2052	7,000	7,461,360
Alameda Unified School District (Election of 2022); Series 2024 B, GO Bonds	5.00%	08/01/2049	3,000	3,257,874
Alvord Unified School District; Series 2023 A, GO Bonds (INS - BAM)(b)	5.00%	08/01/2052	10,000	10,891,579
Atwater (City of), CA;
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	05/01/2040	1,250	1,291,675
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	05/01/2043	1,300	1,338,385
Bakersfield (City of), CA (Assessment District No. 07-2); Series 2008, RB	7.38%	09/02/2028	675	678,159
Bay Area Toll Authority (San Francisco Bay Area); Series 2017, Ref. RB	4.00%	04/01/2049	630	600,272
Beaumont (City of), CA (Community Facilities District No. 2016-1);
Series 2019, RB	5.00%	09/01/2030	125	129,626
Series 2019, RB	5.00%	09/01/2031	140	144,894
Series 2019, RB	5.00%	09/01/2049	775	784,521
Beaumont (City of), CA Financing Authority (Improvement Area No. 19A); Series 2015 B, Ref. RB	5.00%	09/01/2025	1,065	1,072,184
Beaumont Unified School District Community Facilities District No. 2020-1 (Improvement area No. 2); Series 2023, RB	5.00%	09/01/2053	875	863,792
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(c)	0.00%	08/01/2026	1,465	1,364,395
Series 2009, GO Bonds(c)	0.00%	08/01/2032	3,045	2,309,807
Blythe (City of), CA Community Facilities District No. 2004-1; Series 2005, RB	5.30%	09/01/2035	500	501,581
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1);
Series 2011 A, RB	9.75%	05/01/2038	1,845	1,852,496
Series 2015, Ref. RB	5.00%	05/01/2038	1,000	1,009,439
Burbank-Glendale-Pasadena Airport Authority;
Series 2024 B, RB(d)	5.25%	07/01/2049	5,250	5,594,222
Series 2024 B, RB(d)	5.25%	07/01/2054	5,000	5,309,033
Calexico (City of), CA Community Facilities District No. 2005-1;
Series 2006, RB(e)	5.50%	09/01/2036	2,500	875,000
Series 2006, RB(e)	5.55%	09/01/2036	2,325	813,750
California (State of);
Series 2000, GO Bonds	5.75%	05/01/2030	5	5,007
Series 2022 CU, GO Bonds	4.85%	12/01/2046	1,700	1,766,513
Series 2022, GO Bonds	5.00%	09/01/2052	5,000	5,385,797
Series 2022, RB(f)	5.00%	11/01/2042	11,370	12,484,980
Series 2022, RB(f)	5.00%	09/01/2052	10,000	10,771,599
Series 2023, GO Bonds(f)	5.25%	09/01/2053	15,000	16,602,234
Series 2024, GO Bonds	5.00%	09/01/2053	10,000	10,872,149
California (State of) Community Choice Financing Authority (Clean Energy); Series 2023, RB(g)	5.25%	04/01/2030	11,000	11,691,359
California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023 C, RB(g)	5.25%	10/01/2031	10,000	10,456,759
Series 2023 D, RB(g)	5.50%	11/01/2028	8,000	8,484,022
Series 2023, RB(g)	5.00%	08/01/2029	3,600	3,765,488
Series 2023, RB(g)	5.00%	03/01/2031	12,250	12,915,925
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College);
Series 2018, RB	5.25%	05/01/2048	665	675,763
Series 2018, RB	5.25%	05/01/2053	2,500	2,533,348
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(h)	5.00%	04/01/2049	4,555	3,767,844
California (State of) Community Housing Agency (Serenity at Larkspur); Series 2020 A, RB(h)	5.00%	02/01/2050	4,500	3,148,532
California (State of) Community Housing Agency (Stonridge Apartments); Series 2021 A, RB(h)	4.00%	02/01/2056	3,000	2,386,246
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Community Housing Agency (Verdant at Green Valley); Series 2019 A, RB(h)	5.00%	08/01/2049	$ 5,360	$ 5,080,503
California (State of) County Tobacco Securitization Agency;
Series 2007 B, RB	5.10%	06/01/2028	80	80,000
Series 2007 D, RB(c)(h)	0.00%	06/01/2057	45,600	3,526,604
Series 2007 E, RB(c)(h)	0.00%	06/01/2057	51,500	3,399,077
Series 2007 F, RB(c)(h)	0.00%	06/01/2057	55,250	3,518,453
Series 2014, Ref. RB	4.00%	06/01/2029	465	465,000
Series 2020 A, Ref. RB	4.00%	06/01/2037	550	557,596
Series 2020 A, Ref. RB	4.00%	06/01/2039	1,200	1,205,352
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.88%	06/01/2035	2,740	2,740,000
Series 2002, RB	6.00%	06/01/2042	18,570	18,967,417
Series 2006 C, RB(c)	0.00%	06/01/2055	332,360	32,342,483
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.00%	06/01/2035	2,940	2,942,387
Series 2002, RB	6.13%	06/01/2038	9,700	9,707,020
Series 2006 A, RB(c)	0.00%	06/01/2046	62,110	15,216,093
Series 2006 C, RB(c)	0.00%	06/01/2055	71,700	7,886,591
Series 2006 D, RB(c)	0.00%	06/01/2055	309,500	30,155,916
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	2,000	1,867,929
Series 2020 A, Ref. RB	4.00%	06/01/2049	710	665,154
Series 2020 B-2, Ref. RB(c)	0.00%	06/01/2055	22,000	3,830,669
California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2020, Ref. RB	5.00%	06/01/2050	3,345	3,320,928
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.);
Series 2020, Ref. RB	4.00%	06/01/2049	1,380	1,292,834
Series 2020, Ref. RB(c)	0.00%	06/01/2055	7,050	1,444,776
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	775	779,373
California (State of) Educational Facilities Authority (Loma Linda University);
Series 2017 A, Ref. RB	5.00%	04/01/2042	1,715	1,742,166
Series 2017 A, Ref. RB	5.00%	04/01/2047	1,000	1,011,084
California (State of) Educational Facilities Authority (Saint Mary’s College of California); Series 2023, Ref. RB	5.50%	10/01/2053	9,705	10,008,398
California (State of) Educational Facilities Authority (University of Redlands); Series 2022 A, RB	5.00%	10/01/2052	3,600	3,591,143
California (State of) Educational Facilities Authority (University of San Francisco); Series 2018 A, RB	5.00%	10/01/2043	2,730	2,820,809
California (State of) Enterprise Development Authority (Heights Christian Schools); Series 2023 A, RB(h)	6.25%	06/01/2053	2,625	2,627,921
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center);
Series 2015, Ref. RB	5.00%	11/15/2031	1,300	1,325,134
Series 2015, Ref. RB	5.00%	11/15/2032	1,250	1,273,530
Series 2015, Ref. RB	5.00%	11/15/2033	1,000	1,018,563
Series 2021 A, Ref. RB	4.00%	08/15/2048	23,375	22,653,101
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,715	1,735,832
California (State of) Health Facilities Financing Authority (Commonspirit Health);
Series 2020 A, Ref. RB	4.00%	04/01/2049	12,060	11,258,389
Series 2024 A, RB	5.00%	12/01/2054	4,195	4,427,828
California (State of) Health Facilities Financing Authority (Community Program for Persons with Developmental Disabilities); Series 2011 A, RB (INS - Cal-Mortgage)(b)	6.25%	02/01/2026	1,105	1,107,491
California (State of) Health Facilities Financing Authority (El Camino Hospital); Series 2015 A, Ref. RB	5.00%	02/01/2040	2,130	2,134,460
California (State of) Health Facilities Financing Authority (Episcopal Communities & Services);
Series 2024, RB	5.25%	11/15/2048	1,000	1,058,083
Series 2024, RB	5.25%	11/15/2053	1,450	1,522,209
Series 2024, RB	5.25%	11/15/2058	2,000	2,083,007
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB	5.00%	11/01/2047	$ 10,000	$ 11,288,715
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	4.00%	11/15/2047	560	545,345
California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social Bonds);
Series 2020, Ref. RB	5.00%	08/01/2040	700	732,210
Series 2020, Ref. RB	5.00%	08/01/2055	1,130	1,153,295
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2014 B, RB	5.00%	10/01/2044	7,625	7,631,021
California (State of) Health Facilities Financing Authority (Stanford Health Care); Series 2020 A, Ref. RB	4.00%	08/15/2050	15,000	14,470,639
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2016 B, Ref. RB	5.00%	11/15/2046	21,350	21,748,752
California (State of) Housing Finance Agency;
Series 2019 A, RB	4.25%	01/15/2035	1,570	1,525,369
Series 2019 A-2, RB	4.00%	03/20/2033	8,305	8,165,567
Series 2021-1A, Revenue Ctfs.	3.50%	11/20/2035	3,842	3,587,902
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street); Series 2017, RB	5.00%	05/15/2052	2,815	2,914,200
California (State of) Infrastructure & Economic Development Bank (WFCS Portfolio Program); Series 2021 A-1, RB(h)	5.00%	01/01/2056	2,450	2,193,454
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	3,015	2,949,993
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(h)	5.00%	06/01/2038	280	281,306
Series 2018 A, RB(h)	5.00%	06/01/2048	3,225	3,132,838
California (State of) Municipal Finance Authority (Bold Program);
Series 2020 B, RB	4.00%	09/01/2043	755	665,666
Series 2020 B, RB	4.00%	09/01/2050	1,095	927,345
Series 2021 A, RB	4.00%	09/01/2041	655	599,096
Series 2021 A, RB	4.00%	09/01/2051	1,500	1,258,835
Series 2021 B, RB	4.00%	09/01/2041	915	835,894
Series 2021 B, RB	4.00%	09/01/2046	830	729,933
Series 2021 B, RB	4.00%	09/01/2051	775	656,455
Series 2022 B, Ref. RB	6.00%	09/01/2052	2,160	2,264,739
Series 2022 B, Ref. RB	6.30%	09/01/2052	870	923,484
Series 2022 C, RB	6.25%	09/01/2052	1,895	1,998,797
Series 2023 B, RB	5.75%	09/01/2053	1,350	1,395,408
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(h)	5.00%	11/01/2046	1,000	974,956
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.);
Series 2014 A, RB	5.25%	08/15/2039	2,665	2,668,996
Series 2014 A, RB	5.25%	08/15/2049	1,420	1,420,951
Series 2014 B, RB	5.88%	08/15/2049	705	705,544
California (State of) Municipal Finance Authority (Caritas);
Series 2017 A, Ref. RB	4.00%	08/15/2037	1,055	1,021,256
Series 2021 B, Ref. RB	4.00%	08/15/2041	295	267,919
Series 2021 B, Ref. RB	4.00%	08/15/2051	435	361,209
Series 2023, RB	5.25%	08/15/2058	1,100	1,116,329
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing);
Series 2018, RB	5.00%	05/15/2035	5,000	5,201,647
Series 2018, RB	5.00%	05/15/2043	5,900	6,007,890
California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing); Series 2018, RB	5.00%	05/15/2043	3,000	3,054,859
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(b)	5.00%	05/15/2049	2,660	2,728,024
California (State of) Municipal Finance Authority (City of Chula Vista-Sunbow); Series 2024 A, RB	5.00%	09/01/2054	1,700	1,691,817
California (State of) Municipal Finance Authority (City of Elk Grove-Madeira Ranch);
Series 2024, RB	5.00%	09/01/2049	785	783,192
Series 2024, RB	5.00%	09/01/2054	750	747,546
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2034	$ 3,750	$ 3,821,601
Series 2017 A, Ref. RB	5.00%	02/01/2035	4,000	4,072,112
Series 2017 A, Ref. RB	5.00%	02/01/2036	2,000	2,033,763
Series 2017 A, Ref. RB	5.00%	02/01/2037	1,000	1,013,905
Series 2017 A, Ref. RB	5.00%	02/01/2047	2,005	2,006,091
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	1,000	995,183
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(h)	6.63%	01/01/2032	755	737,436
Series 2012, RB(h)	6.88%	01/01/2042	2,080	1,962,191
California (State of) Municipal Finance Authority (Greenfield Commons I) (Sustainable Bonds)); Series 2023, RB (CEP - FNMA)	5.28%	09/01/2046	2,950	3,029,485
California (State of) Municipal Finance Authority (Humangood - California Obligated Group);
Series 2019 A, Ref. RB	5.00%	10/01/2044	1,695	1,718,970
Series 2021, RB	4.00%	10/01/2046	1,080	1,002,196
Series 2021, RB	4.00%	10/01/2049	8,000	7,313,145
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(d)	5.00%	12/31/2043	10,005	10,029,856
Series 2018 A, RB(d)	5.00%	12/31/2047	18,610	18,544,791
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	2,825	2,662,132
California (State of) Municipal Finance Authority (Open Door Community Health Centers); Series 2021, RB (INS - Cal-Mortgage)(b)	4.00%	09/15/2051	3,385	3,277,003
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(h)	5.00%	07/01/2049	600	584,087
California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGM)(b)	5.25%	11/01/2052	5,400	5,663,084
California (State of) Municipal Finance Authority (Samuel Merritt University); Series 2022, RB	5.25%	06/01/2053	11,500	12,058,524
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2022, Ref. RB	5.00%	07/01/2052	3,280	3,216,790
California (State of) Municipal Finance Authority (Social Bonds);
Series 2019 A, Ref. RB(h)	5.00%	11/01/2029	990	995,537
Series 2019 A, Ref. RB(h)	5.00%	11/01/2039	1,475	1,401,315
Series 2019 A, Ref. RB(h)	5.00%	11/01/2049	2,700	2,383,382
California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB(g)(i)	5.25%	07/01/2024	620	620,657
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing); Series 2019, RB (INS - BAM)(b)	5.00%	05/15/2052	5,875	6,008,058
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(d)	4.00%	07/15/2029	12,000	11,923,433
California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	600	612,342
California (State of) Municipal Finance Authority (Westside Neighborhood School);
Series 2024, RB(h)	6.20%	06/15/2054	1,800	1,878,301
Series 2024, RB(h)	6.38%	06/15/2064	1,000	1,046,184
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(h)	5.00%	08/01/2039	1,500	1,342,259
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC);
Series 2016, RB (Acquired 01/21/2016; Cost $3,500,000)(d)(h)(j)(k)	7.00%	12/01/2027	3,500	118,300
Series 2017, RB (Acquired 08/15/2017; Cost $2,000,000)(d)(h)(j)(k)	8.00%	12/01/2027	2,000	146,400
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 05/25/2017; Cost $1,387,423)(d)(h)(j)(k)	7.50%	07/01/2032	1,425	19,238
Series 2017, RB (Acquired 05/25/2017; Cost $1,890,139)(d)(h)(j)(k)	8.00%	07/01/2039	1,900	25,650
Series 2020, RB (Acquired 10/06/2020; Cost $401,185)(d)(h)(j)(k)	7.50%	07/01/2032	420	5,670
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(d)(h)	5.00%	07/01/2037	3,000	3,008,012
Series 2012, RB(d)(h)	5.00%	11/21/2045	1,000	1,001,313
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.); Series 2023, RB(d)(h)	5.00%	11/21/2045	1,000	1,036,135
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(h)	5.00%	11/21/2045	3,500	3,570,096
California (State of) Pollution Control Financing Authority (Waste Management, Inc.); Series 2015 B-1, Ref. RB(d)	3.00%	11/01/2025	1,500	1,486,068
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(h)	5.13%	07/01/2055	$ 5,000	$ 4,232,662
California (State of) Public Finance Authority (Crossroads Christian Schools); Series 2020, RB(h)	5.00%	01/01/2056	1,000	856,553
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(h)	2.38%	11/15/2028	1,385	1,349,744
Series 2021, RB(h)	5.00%	11/15/2036	1,000	983,606
Series 2021, RB(h)	5.00%	11/15/2046	4,000	3,643,028
Series 2021, RB(h)	5.00%	11/15/2051	2,340	2,066,861
Series 2021, RB(h)	5.00%	11/15/2056	2,685	2,330,487
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	1,000	1,010,512
Series 2017, Ref. RB	5.00%	10/15/2047	1,000	991,062
California (State of) Public Finance Authority (Kendal at Ventura); Series 2023 A-C, RB(h)	10.00%	05/15/2028	2,900	3,249,205
California (State of) Public Finance Authority (LaVerne Elementary Preparatory Academy); Series 2019 A, RB(h)	5.00%	06/15/2049	1,400	1,277,088
California (State of) Public Finance Authority (Trinity Classical Academy);
Series 2019 A, RB(h)	5.00%	07/01/2036	400	394,284
Series 2019 A, RB(h)	5.00%	07/01/2044	630	574,125
Series 2019 A, RB(h)	5.00%	07/01/2054	1,600	1,386,259
California (State of) Public Works Board (May Lee State Office Complex); Series 2024, RB	5.00%	04/01/2049	8,000	8,749,439
California (State of) Public Works Board (Various Capital); Series 2021 B, RB	4.00%	05/01/2046	19,640	19,398,835
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB	5.00%	09/01/2039	3,000	3,009,528
California (State of) School Finance Authority;
Series 2024 A, RB(h)	5.75%	06/01/2053	2,000	1,991,600
Series 2024 A, RB(h)	6.00%	06/01/2063	2,035	2,043,050
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, RB	6.30%	07/01/2043	840	840,649
Series 2015, RB(h)	5.00%	07/01/2045	1,265	1,265,726
California (State of) School Finance Authority (Aspen Public Sschools Obligated Group);
Series 2022 A, RB(h)	6.13%	07/01/2052	3,745	3,793,513
Series 2022 A, RB(h)	6.25%	07/01/2062	4,655	4,710,554
California (State of) School Finance Authority (Aspire Public School);
Series 2015 A, Ref. RB(h)	5.00%	08/01/2045	1,000	1,001,823
Series 2016, Ref. RB(g)(h)(i)	5.00%	08/01/2025	65	66,138
Series 2016, Ref. RB(h)	5.00%	08/01/2041	2,425	2,433,820
Series 2016, Ref. RB(h)	5.00%	08/01/2046	685	685,986
California (State of) School Finance Authority (Camino Nuevo Charter Academy Obligated Group) (Sustainability Bonds); Series 2023, Ref. RB(h)	5.25%	06/01/2053	1,550	1,521,894
California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(h)	6.25%	07/01/2037	1,250	1,276,123
California (State of) School Finance Authority (Granada Hills Charter Obligated Group); Series 2019, RB(h)	5.00%	07/01/2043	2,000	2,007,316
California (State of) School Finance Authority (Green Dot Public Schools);
Series 2015 A, RB(h)	5.00%	08/01/2045	2,305	2,306,883
Series 2018 A, RB(h)	5.00%	08/01/2038	1,000	1,016,874
California (State of) School Finance Authority (Grimmway Schools Obligated Group); Series 2016 A, RB(h)	4.25%	07/01/2028	750	750,288
California (State of) School Finance Authority (Harbor Springs Obligated Group);
Series 2024, RB(h)	5.50%	07/01/2054	2,250	2,286,779
Series 2024, RB(h)	5.63%	07/01/2063	1,000	1,015,390
California (State of) School Finance Authority (Hawking Steam Charter School);
Series 2022, RB(h)	5.38%	07/01/2056	995	1,008,837
Series 2022, RB(h)	5.50%	07/01/2062	1,000	1,016,758
California (State of) School Finance Authority (KIPP LA);
Series 2015 A, RB(h)	5.00%	07/01/2045	500	501,640
Series 2017 A, RB(h)	5.00%	07/01/2037	590	603,143
Series 2017 A, RB(h)	5.00%	07/01/2047	3,240	3,257,729
California (State of) School Finance Authority (KIPP SoCal Public Schools); Series 2019 A, RB(h)	5.00%	07/01/2049	1,700	1,710,100
California (State of) School Finance Authority (New Designs Charter School);
Series 2012 A, RB(g)(i)	5.25%	06/07/2024	1,310	1,310,165
Series 2024, Ref. RB(h)	5.00%	06/01/2054	650	648,991
Series 2024, Ref. RB(h)	5.00%	06/01/2064	1,600	1,570,124
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) School Finance Authority (Orange County Educational Arts Academy); Series 2023, Ref. RB (CEP - Colorado Higher Education Intercept Program)(h)	5.88%	06/01/2053	$ 700	$ 708,445
California (State of) School Finance Authority (Partnership to Uplift Communities) (Social Bonds);
Series 2023, Ref. RB(h)	5.50%	08/01/2043	550	567,119
Series 2023, Ref. RB(h)	5.50%	08/01/2047	525	535,939
California (State of) School Finance Authority (Sonoma County Junior College); Series 2021, RB(h)	4.00%	11/01/2051	2,700	2,245,840
California (State of) School Finance Authority (Stem Preparatory Schools - Obligated Group);
Series 2023 A, RB(h)	5.13%	06/01/2053	500	487,539
Series 2023 A, RB(h)	5.38%	05/01/2063	1,000	987,782
California (State of) School Finance Authority (Value Schools);
Series 2016 A, RB(h)	5.25%	07/01/2031	625	636,009
Series 2023 A, Ref. RB (CEP - Colorado Higher Education Intercept Program)(h)	5.25%	07/01/2048	700	702,484
California (State of) Statewide Communities Development Authority;
Series 2017, RB	5.00%	09/02/2037	1,135	1,165,201
Series 2017, RB	5.00%	09/02/2046	1,265	1,278,676
Series 2020 B, RB	4.00%	09/02/2050	445	367,330
Series 2020, RB	4.00%	09/01/2050	2,340	2,058,990
Series 2021 A, RB	4.00%	09/02/2051	1,990	1,659,784
California (State of) Statewide Communities Development Authority (899 Charleston Project); Series 2014 A, Ref. RB(h)	5.25%	11/01/2044	1,500	1,345,760
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015 A, Ref. RB	5.00%	03/01/2033	775	786,404
Series 2015 A, Ref. RB	5.00%	03/01/2045	2,315	2,327,833
Series 2018 A, Ref. RB	5.00%	03/01/2042	1,185	1,200,065
Series 2018 A, Ref. RB	5.00%	03/01/2048	1,860	1,866,131
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools - 47th and Main);
Series 2012 A, RB	6.38%	07/01/2047	2,000	2,001,946
Series 2012, RB	6.10%	07/01/2032	760	760,980
California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging); Series 2021, Ref. RB	4.00%	04/01/2046	4,230	3,929,286
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB(h)	5.00%	11/01/2041	875	875,504
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2037	1,565	1,580,804
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2015-1);
Series 2020, RB	4.00%	09/01/2050	1,500	1,262,652
Series 2020, RB	4.00%	09/01/2050	1,415	1,173,250
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2016-02); Series 2020, RB	4.00%	09/01/2050	2,465	2,122,864
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2018-02); Series 2020, RB(h)	7.25%	09/01/2050	4,255	4,324,568
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2020-02); Series 2022, RB	5.25%	09/01/2052	1,650	1,655,786
California (State of) Statewide Communities Development Authority (Delta Coves); Series 2022, RB	5.50%	09/01/2052	3,070	3,070,540
California (State of) Statewide Communities Development Authority (Enloe Medical Center);
Series 2022 A, RB (INS - AGM)(b)	5.25%	08/15/2052	3,000	3,185,222
Series 2022 A, RB (INS - AGM)(b)	5.38%	08/15/2057	2,320	2,477,328
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services);
Series 2017 A, Ref. RB	5.00%	04/01/2047	3,390	3,442,852
Series 2021, Ref. RB	4.00%	04/01/2051	1,600	1,439,644
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB(g)(i)	5.25%	10/01/2024	600	602,804
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(b)(d)	5.20%	06/01/2036	2,160	2,161,934
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital); Series 2014 B, Ref. RB(g)(i)	5.00%	07/01/2024	750	750,652
California (State of) Statewide Communities Development Authority (Improvement Area No. 1); Series 2021, RB	4.00%	09/01/2041	690	643,469
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Improvement Area No. 3);
Series 2024, RB	5.00%	09/01/2049	$ 375	$ 373,604
Series 2024, RB	5.00%	09/01/2054	550	544,820
California (State of) Statewide Communities Development Authority (Jewish Home of San Francisco); Series 2016, RB (INS - Cal-Mortgage)(b)	4.00%	11/01/2046	7,825	7,641,325
California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2016 A, Ref. RB	5.00%	08/15/2051	3,000	3,039,574
Series 2018 A, Ref. RB	5.00%	12/01/2057	4,635	4,710,566
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(h)	5.00%	06/01/2046	1,000	997,351
Series 2019, RB(h)	5.00%	06/01/2034	375	386,855
Series 2019, RB(h)	5.00%	06/01/2039	100	101,100
Series 2019, RB(h)	5.00%	06/01/2051	295	287,326
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(h)	5.25%	12/01/2056	7,330	7,362,884
California (State of) Statewide Communities Development Authority (McSweeny);
Series 2023, RB	5.00%	09/01/2048	1,350	1,305,935
Series 2023, RB	5.25%	09/01/2053	2,225	2,197,254
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California); Series 2018, RB	5.00%	01/01/2048	3,000	3,093,064
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts);
Series 2019, RB(h)	5.25%	07/01/2039	1,640	1,665,460
Series 2019, RB(h)	5.25%	07/01/2049	3,375	3,385,282
California (State of) Statewide Communities Development Authority (Odd Fellows Home of California); Series 2023, Ref. RB (INS - Cal-Mortgage)(b)	4.13%	04/01/2053	1,000	992,545
California (State of) Statewide Communities Development Authority (Sand Creek); Series 2021, RB	4.00%	09/01/2041	550	511,044
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2019 C, RB	5.00%	09/02/2049	700	703,292
Series 2021 C-1, RB	4.00%	09/02/2041	2,185	1,882,167
Series 2021 C-1, RB	4.00%	09/02/2051	2,505	1,987,003
Series 2022, RB	5.38%	09/02/2052	995	989,058
Series 2023, RB	5.25%	09/02/2043	1,125	1,125,648
Series 2023, RB	5.25%	09/01/2051	2,400	2,362,920
Series 2023, RB	5.50%	09/02/2053	1,875	1,873,716
Series 2024, RB	5.00%	09/02/2049	1,100	1,078,935
Series 2024, RB	5.00%	09/02/2054	1,100	1,074,650
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2040	1,200	1,209,381
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	2,635	2,638,122
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	5,515	5,632,251
Series 2002 B, RB	6.00%	05/01/2037	665	679,138
Series 2002 B, RB	6.00%	05/01/2043	3,130	3,196,571
Series 2002, RB	6.00%	05/01/2043	2,125	2,170,196
Series 2006 A, RB(c)	0.00%	06/01/2046	8,000	2,062,044
Cambrian School District; Series 2022, GO Bonds	5.00%	08/01/2048	7,505	8,006,587
Carlsbad (City of), CA (Assessment District No. 96-1); Series 1998, RB	5.50%	09/02/2028	5	5,021
Carson (City of), CA Public Financing Authority; Series 2019, RB	5.00%	09/02/2030	545	570,209
Chino (City of), CA Community Facilities District;
Series 2020, RB	4.00%	09/01/2040	170	158,132
Series 2020, RB	4.00%	09/01/2051	705	602,744
Series 2024, RB	5.00%	09/01/2049	675	676,255
Series 2024, RB	5.00%	09/01/2054	740	740,493
Chino (City of), CA Public Financing Authority;
Series 2015 A, Ref. RB (INS - AGM)(b)	5.00%	09/01/2034	1,100	1,117,716
Series 2015 A, Ref. RB (INS - AGM)(b)	5.00%	09/01/2035	865	880,085
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Chino Valley Unified School District; Series 2020 B, GO Bonds	5.00%	08/01/2055	$ 10,995	$ 11,540,213
Chino Valley Unified School District (Election of 2016); Series 2024 D, GO Bonds(c)	0.00%	08/01/2047	12,750	4,363,884
Chula Vista (City of), CA Community Facilities District No. 16-1 (Improvement Area No. 2); Series 2021, RB	4.00%	09/01/2051	1,775	1,534,178
Clovis (City of), CA;
Series 2015, Ref. RB (INS - AGM)(b)	5.25%	08/01/2030	1,060	1,084,814
Series 2015, Ref. RB (INS - AGM)(b)	5.25%	08/01/2031	500	511,718
Clovis (City of), CA Public Financing Authority; Series 2008 A, RB (INS - NATL)(b)	4.63%	08/01/2029	35	35,034
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(b)(c)	0.00%	08/01/2029	735	613,602
Coachella (City of), CA (Community Facilities District No. 2018-1);
Series 2018, RB(h)	5.00%	09/01/2030	440	456,111
Series 2018, RB(h)	5.00%	09/01/2038	1,090	1,119,064
Series 2018, RB(h)	5.00%	09/01/2048	2,015	2,032,570
Series 2018, RB(h)	5.00%	09/01/2053	1,525	1,528,691
Compton (City of), CA Public Finance Authority (Various Capital); Series 2008, Ref. RB (INS - AMBAC)(b)	5.25%	09/01/2027	820	820,530
Compton Unified School District;
Series 2019 B, GO Bonds (INS - BAM)(b)(c)	0.00%	06/01/2035	1,300	823,045
Series 2019 B, GO Bonds (INS - BAM)(b)(c)	0.00%	06/01/2041	6,250	2,883,186
Series 2019 B, GO Bonds (INS - BAM)(b)(c)	0.00%	06/01/2042	4,335	1,896,237
Corona Community Facilities District (Bedford Improvement Area No. 1); Series 2020, RB	4.00%	09/01/2050	1,035	891,344
CSCDA Community Improvement Authority (Parallel-Anaheim Social Bonds); Series 2021, RB(h)	4.00%	08/01/2056	995	842,203
CSCDA Community Improvement Authority (Renaissance at City Center); Series 2020 A, RB(h)	5.00%	07/01/2051	3,250	3,103,560
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition);
Series 2007 A, Ref. RB	5.00%	12/15/2037	50	50,036
Series 2007 C, Ref. RB	6.50%	12/15/2047	850	849,903
Desert Community College District (Election of 2016); Series 2024, GO Bonds	4.00%	08/01/2051	10,000	9,571,913
Dixon (City of), CA Improvement Area No. 1 (Community Facilities District No. 2019-1);
Series 2020, RB	4.00%	09/01/2036	200	192,168
Series 2020, RB	4.00%	09/01/2040	400	371,209
Series 2023, RB	5.00%	09/01/2048	1,675	1,618,096
Series 2023, RB	5.00%	09/01/2053	2,600	2,475,562
Dublin (City of), CA Community Facilities District No. 2015-1 (Improvement Area No. 3);
Series 2021, RB	4.00%	09/01/2045	850	740,417
Series 2021, RB	4.00%	09/01/2051	865	721,471
Eastern Municipal Water District (Community Facilities District No. 2016-75);
Series 2021, RB	4.00%	09/01/2030	75	73,330
Series 2021, RB	4.00%	09/01/2050	385	323,101
Eastern Municipal Water District (Community Facilities District No. 2017-77);
Series 2023, RB	5.25%	09/01/2048	1,100	1,113,674
Series 2023, RB	5.25%	09/01/2053	1,385	1,395,569
El Centro (City of), CA Financing Authority (Police Station); Series 2023 A, RB	4.25%	10/01/2047	2,000	2,000,964
El Dorado Irrigation District; Series 2020 A, COP	4.00%	03/01/2050	15,330	14,976,200
El Segundo Unified School District (Election of 2008); Series 2009 A, GO Bonds(c)	0.00%	08/01/2033	4,430	3,167,905
Elsinore Valley Municipal Water District; Series 2021 A, RB(h)	4.50%	09/01/2051	2,680	2,254,551
Emeryville (City of), CA Public Financing Authority (Alameda County);
Series 2014 A, Ref. RB (INS - AGM)(b)	5.00%	09/01/2032	445	446,049
Series 2014 A, Ref. RB (INS - AGM)(b)	5.00%	09/01/2033	385	385,913
Series 2014 A, Ref. RB (INS - AGM)(b)	5.00%	09/01/2034	500	501,174
Etiwanda School District Community Facilities District No. 2018-1 (Day Creek Square Public Facilities);
Series 2020, RB	4.00%	09/01/2045	510	453,454
Series 2020, RB	4.00%	09/01/2050	705	609,941
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons); Series 2008, RB	6.88%	09/01/2038	865	871,082
Folsom Ranch Financing Authority Community Facilities District no. 23 (Improvement Area No. 1);
Series 2022, RB	5.00%	09/01/2042	3,290	3,339,533
Series 2024, RB	5.00%	09/01/2049	415	412,281
Fontana (City of), CA (El Paseo Community Facilities District 87); Series 2021, RB	4.00%	09/01/2046	325	290,691
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Fontana (City of), CA (The Meadows);
Series 2020, RB	4.00%	09/01/2045	$ 530	$ 476,446
Series 2020, RB	4.00%	09/01/2050	635	551,911
Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB	6.85%	01/15/2042	1,000	1,181,018
Series 2015, Ref. RB (INS - AGM)(b)(c)	0.00%	01/15/2035	2,745	1,822,148
Series 2021 A, Ref. RB (INS - BAM)(b)	4.00%	01/15/2046	15,965	15,458,236
Series 2021 C, Ref. RB	4.00%	01/15/2043	1,705	1,656,709
Fremont Community Facilities District No. 1 (Pacific Commons); Series 2015, Ref. RB	5.00%	09/01/2035	815	824,545
Fresno (City of), CA; Series 2023 A, Ref. RB (INS - BAM)(b)(d)	5.00%	07/01/2053	4,570	4,709,685
Garden Grove Public Financing Authority; Series 2024 A, RB (INS - BAM)(b)	5.00%	04/01/2049	6,000	6,530,942
Gilroy Public Facilities Financing Authority; Series 2021 A, RB	3.00%	08/01/2046	3,720	2,914,659
Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds (INS - AGC)(b)(c)	0.00%	08/01/2029	4,735	3,932,938
Series 2009 A, GO Bonds(c)(i)	5.45%	08/01/2029	615	517,380
Series 2009 A, GO Bonds(c)(i)	0.00%	08/01/2031	2,235	1,761,481
Series 2009 A, GO Bonds (INS - AGC)(b)(c)	0.00%	08/01/2031	1,415	1,091,570
Glendora (City of), CA Public Finance Authority (No. 1); Series 2003 A, RB (INS - NATL)(b)	5.00%	09/01/2024	485	485,359
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(c)	0.00%	06/01/2066	21,000	2,296,610
Golden Valley Unified School District Financing Authority;
Series 2021 A, RB	4.00%	09/01/2046	250	211,434
Series 2021 A, RB	4.00%	09/01/2051	500	406,332
Grossmont Healthcare District; Series 2015 D, Ref. GO Bonds	4.00%	07/15/2040	13,000	12,759,863
Hemet Unified School District (Community Facilities District No. 2022-02);
Series 2024, RB	5.00%	09/01/2046	625	637,226
Series 2024, RB	5.00%	09/01/2054	1,000	1,005,440
Hollister (City of), CA Redevelopment Agency Successor Agency (Hollister Community Development);
Series 2014, Ref. RB (INS - BAM)(b)	5.00%	10/01/2030	1,600	1,607,581
Series 2014, Ref. RB (INS - BAM)(b)	5.00%	10/01/2032	1,305	1,311,136
Hollister Joint Powers Financing Authority; Series 2016, Ref. RB (INS - AGM)(b)	5.00%	06/01/2036	1,270	1,306,921
Imperial (County of), CA (Community Facilities District No. 2004-2 - Improvement Area No. 1); Series 2007, RB	5.90%	09/01/2037	1,430	1,436,179
Imperial (County of), CA Community college District (Election of 2022); Series 2023 A, GO Bonds (INS - AGM)(b)	5.25%	08/01/2053	1,500	1,634,851
Independent Cities Finance Authority (Hacienda Valley Estates); Series 2014, Ref. RB	5.00%	11/15/2034	885	888,912
Independent Cities Finance Authority (Union City Tropics); Series 2019, Ref. RB	5.00%	05/15/2048	1,000	1,010,944
Inglewood Unified School District;
Series 2019 C, GO Bonds (INS - BAM)(b)	4.00%	08/01/2038	550	551,724
Series 2019 C, GO Bonds (INS - BAM)(b)	4.00%	08/01/2039	690	691,201
Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB(c)	0.00%	06/01/2036	8,000	3,660,853
Series 2007 C-2, RB(c)	0.00%	06/01/2047	14,000	2,921,591
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2044	445	445,518
Series 2014, RB	5.00%	09/01/2049	445	445,383
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 10); Series 2023, RB (INS - BAM)(b)	5.25%	09/01/2053	5,000	5,456,868
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure); Series 2023 A, RB (INS - BAM)(b)	4.00%	09/01/2058	5,000	4,748,842
Irvine Ranch Water District; Series 2016, RB	5.25%	02/01/2046	4,305	4,426,468
Irvine Unified School District (Community Facilities District No. 01-1); Series 2015, Ref. RB (INS - BAM)(b)	5.00%	09/01/2038	3,500	3,535,435
Irvine Unified School District (Community Facilities District No. 09-1); Series 2019 A, RB (INS - BAM)(b)	4.00%	09/01/2044	3,000	2,931,955
Lake Elsinore (City of), CA;
Series 2021, RB	4.00%	09/01/2041	350	318,969
Series 2021, RB	4.00%	09/01/2046	450	397,420
Series 2021, RB	4.00%	09/01/2051	700	601,268
Series 2024, RB	5.00%	09/01/2054	1,000	998,274
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Lake Elsinore Unified School District Community Facilities District; Series 2021, RB	4.00%	09/01/2045	$ 380	$ 332,790
Lake Elsinore Unified School District Community Facilities District No. 2006-2 (Improvement Area No. C); Series 2020, RB	4.00%	09/01/2050	680	590,117
Lake Elsinore Unified School District Community Facilities District No. 2017-2; Series 2024, RB	5.00%	09/01/2054	850	840,696
Lake Elsniore (City of), CA Community Facilities District No. 2006-1;
Series 2019, RB	5.00%	09/01/2050	1,000	1,005,418
Series 2021, RB	4.00%	09/01/2046	290	253,254
Series 2021, RB	4.00%	09/01/2051	310	262,176
Lake Elsniore (City of), CA Community Facilities District No. 2006-1 (Improvement Area II);
Series 2020, RB	4.00%	09/01/2040	760	690,703
Series 2020, RB	4.00%	09/01/2045	835	728,342
Lammersville Joint Unified School District;
Series 2020, RB	4.00%	09/01/2039	250	240,204
Series 2020, RB	4.00%	09/01/2049	730	627,026
Series 2022, RB	4.00%	09/01/2052	3,000	2,624,108
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	2,690	2,696,189
Lennox School District; Series 2014, COP (INS - BAM)(b)	5.00%	10/01/2034	1,000	1,000,279
Lincoln (City of), CA Community Facilities District No. 2006-1 (Improvement Area No. 1); Series 2021, Ref. RB	4.00%	09/01/2043	320	295,219
Long Beach (City of), CA; Series 2017 A, RB(d)	5.00%	05/15/2040	16,080	16,517,614
Long Beach (City of), CA (Alamitos Bay Marina); Series 2015, RB	5.00%	05/15/2045	2,370	2,351,461
Long Beach (City of), CA (Green Bonds); Series 2017 B, RB(d)	5.00%	05/15/2043	8,210	8,418,162
Long Beach (City of), CA Bond Finance Authority;
Series 2007 A, RB	5.50%	11/15/2028	50	52,088
Series 2007 A, RB	5.50%	11/15/2032	2,665	2,870,844
Series 2007 A, RB	5.50%	11/15/2037	1,000	1,109,524
Los Alamitos Unified School District; Series 2013, GO Bonds(l)	6.01%	08/01/2040	1,660	1,691,175
Los Alamitos Unified School District (Capital); Series 2012, COP(l)	5.95%	08/01/2034	1,200	1,340,210
Los Angeles (City of), CA Community Facilities District No. 4 (Playa Vista - Phase 1); Series 2014, Ref. RB	5.00%	09/01/2031	590	591,576
Los Angeles (City of), CA Department of Airports;
Series 2015 A, RB(d)	5.00%	05/15/2034	45	45,340
Series 2018, RB(d)(f)	5.00%	05/15/2035	11,410	11,995,459
Series 2018, RB(d)(f)	5.00%	05/15/2036	10,640	11,168,460
Series 2019 A, Ref. RB(d)	5.00%	05/15/2049	16,710	17,072,460
Series 2021, Ref. RB(d)	5.00%	05/15/2035	3,500	3,743,088
Series 2022 A, RB(d)	5.00%	05/15/2045	12,875	13,431,414
Series 2022 A, RB(d)	4.00%	05/15/2049	6,400	5,872,979
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2015 A, RB(d)	5.00%	05/15/2045	5,000	5,010,851
Series 2018 A, RB(d)	5.25%	05/15/2048	5,000	5,128,978
Series 2018, Ref. RB(d)	5.00%	05/15/2048	4,395	4,495,604
Series 2019, RB(d)	5.00%	05/15/2049	24,745	25,063,471
Series 2020 C, RB(d)	5.00%	05/15/2045	8,000	8,299,234
Series 2022, RB(d)	4.00%	05/15/2047	10,000	9,336,056
Los Angeles (City of), CA Department of Water & Power;
Series 2017 A, RB(f)	5.00%	07/01/2047	21,000	21,604,695
Series 2017 C, RB	5.00%	07/01/2042	5,525	5,734,276
Series 2020 B, Ref. RB	5.00%	07/01/2050	8,000	8,502,994
Series 2021, RB(f)	5.00%	07/01/2051	31,555	33,787,935
Series 2022 B, Ref. RB	5.00%	07/01/2052	6,500	6,988,877
Subseries 2001 B-8, Ref. VRD RB(m)	2.35%	07/01/2034	5,000	5,000,000
Subseries 2002 A-3, Ref. VRD RB(m)	2.05%	07/01/2035	1,395	1,395,000
Subseries 2002 A-6, Ref. VRD RB(m)	2.05%	07/01/2035	955	955,000
Los Angeles (County of), CA Community Facilities District No. 2021-01 (Valencia Facilities); Series 2022, RB	5.00%	09/01/2052	2,000	1,998,073
Los Angeles (County of), CA Metropolitan Transportation Authority (Prop C); Series 2021 A, RB	5.00%	07/01/2042	6,055	6,607,414
Los Angeles (Port of), CA; Series 2014 A, Ref. RB(d)	5.00%	08/01/2036	1,000	1,000,273
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, COP (INS - AMBAC)(b)(c)	0.00%	08/01/2024	$ 1,265	$ 1,256,064
Lynwood (City of), CA Public Financing Authority (Measure M); Series 2019 A, RB (INS - AGM)(b)	5.25%	06/01/2048	3,185	3,327,197
Madera (County of), CA (Valley Children’s Hospital); Series 1995, COP (INS - NATL)(b)	5.75%	03/15/2028	70	72,227
Madera (County of), CA Community Facilities District No. 2017-1 (Tesoro Viejo);
Series 2020, RB	4.00%	09/01/2045	2,060	1,743,814
Series 2020, RB	4.00%	09/01/2051	3,560	2,883,574
Manteca (City of), CA (Community Facilities District No. 2023-1); Series 2024, RB	5.00%	09/01/2054	1,500	1,483,581
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 B, RB	5.00%	09/01/2038	250	256,764
Series 2020 A, RB	4.00%	09/01/2040	700	646,598
Series 2020 B, RB	4.00%	09/01/2040	700	623,020
McFarland Unified School District (Election of 2012); Series 2014 A, GO Bonds(g)(i)	5.50%	11/01/2024	1,750	1,763,430
Menifee (City of), CA (Meadow Run); Series 2022, RB	4.00%	09/01/2051	570	487,325
Menifee Union School District;
Series 2020 C, GO Bonds (INS - AGM)(b)	3.00%	08/01/2038	1,500	1,293,278
Series 2020 C, GO Bonds (INS - AGM)(b)	3.00%	08/01/2045	2,200	1,717,682
Series 2021, RB	4.00%	09/01/2044	560	498,236
Series 2021, RB	4.00%	09/01/2051	675	571,751
Menifee Union School District (Community Facilities District No. 2006-2); Series 2020, Ref. RB	4.00%	09/01/2045	705	617,469
Menifee Union School District (Community Facilities District No. 2011-1 - Improvement Area No. 3); Series 2018, RB	5.00%	09/01/2048	1,500	1,522,287
Menifee Union School District (Community Facilities District No. 2011-1 - Improvement Area No. 5); Series 2021, RB	4.00%	09/01/2045	975	872,871
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(b)(c)	0.00%	08/01/2035	940	618,728
Menifee Union School District Public Financing Authority; Series 2017 A, RB (INS - NATL)(b)	5.00%	09/01/2033	1,000	1,032,176
Merced City School District (Election of 2014);
Series 2018, GO Bonds	5.00%	08/01/2048	3,020	3,136,525
Series 2022, GO Bonds (INS - AGM)(b)	4.00%	08/01/2046	3,500	3,484,473
Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGC)(b)(c)	0.00%	08/01/2031	840	636,266
Moreno Valley Unified School District (Community Facilities District No. 2004-4); Series 2015, RB	5.00%	09/01/2045	2,050	2,057,920
Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	435	440,909
Series 2019, RB	5.00%	09/01/2048	485	489,229
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(b)	4.00%	12/01/2050	4,985	4,758,299
Series 2020 A, RB (INS - BAM)(b)	4.00%	12/01/2055	12,045	11,364,014
Series 2023, RB (INS - BAM)(b)	4.13%	12/01/2048	2,125	2,055,830
Mountain View Shoreline Regional Park Community; Series 2018 A, RB (INS - AGM)(b)	5.00%	08/01/2048	2,000	2,069,411
Mt. San Antonio Community College District (Election of 2018); Series 2019 A, GO Bonds	5.00%	08/01/2044	8,000	8,499,584
Murrieta (City of), CA (Community Facilities District No. 2005-5); Series 2017, RB	5.00%	09/01/2042	655	666,800
Norco (City of), CA Community Redevelopment Agency Successor Agency (Project Area No. 1); Series 2014, Ref. RB (INS - BAM)(b)	5.00%	03/01/2030	1,500	1,502,051
North Orange (County of), CA Community College District; Series 2022 C, GO Bonds(f)(n)	4.00%	08/01/2047	22,000	21,701,867
Northern California Energy Authority; Series 2024, Ref. RB(g)	5.00%	08/01/2030	10,000	10,579,581
Northern California Tobacco Securitization Authority;
Series 2021 A, Ref. RB	4.00%	06/01/2049	4,865	4,481,582
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	810	808,449
Oak Grove School District (Election of 2008);
Series 2018 E, Ref. GO Bonds(l)	5.00%	08/01/2038	8,680	5,087,159
Series 2018 E, Ref. GO Bonds(l)	5.00%	08/01/2042	5,755	3,322,879
Ontario (City of), CA;
Series 2021, RB	4.00%	09/01/2051	500	428,809
Series 2023, RB	5.50%	09/01/2048	1,250	1,288,362
Series 2023, RB	5.75%	09/01/2054	2,250	2,347,997
Ontario (City of), CA Community Facilities District No. 25 (Park Place Facilities Phase II); Series 2019, RB	5.00%	09/01/2049	1,000	1,008,454
Ontario (City of), CA Community Facilities District No. 40 (Emerald Park Facilities); Series 2020, RB	4.00%	09/01/2050	780	651,633
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Ontario (City of), CA Community Facilities District No. 43 (Park Place Facilities Phase IV); Series 2020, RB	4.00%	09/01/2050	$ 1,000	$ 834,166
Ontario (City of), CA Community Facilities District No. 45; Series 2020, RB	4.00%	09/01/2043	280	259,329
Orange (County of), CA Community Facilities District (Village of Esencia); Series 2020, RB	4.00%	08/15/2045	845	743,250
Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	125	126,269
Series 2015 A, RB	5.25%	08/15/2045	1,810	1,821,966
Orange (County of), CA Community Facilities District No. 2016-1 (Village of Esencia); Series 2016 A, RB	5.00%	08/15/2031	1,350	1,381,439
Orange (County of), CA Community Facilities District No. 2021-1 (Ladera Ranch); Series 2022 A, RB	5.00%	08/15/2052	2,000	1,992,087
Oxnard (City of), CA Financing Authority;
Series 2014, Ref. RB (INS - AGM)(b)	5.00%	06/01/2032	1,250	1,250,690
Series 2014, Ref. RB (INS - AGM)(b)	5.00%	06/01/2033	1,500	1,500,816
Series 2014, Ref. RB (INS - AGM)(b)	5.00%	06/01/2034	850	850,442
Palm Desert (City of), CA;
Series 2021 A, Ref. RB	4.00%	09/01/2026	300	296,798
Series 2021 A, Ref. RB	4.00%	09/01/2027	315	310,689
Series 2021 A, Ref. RB	4.00%	09/01/2030	250	243,769
Series 2021 A, Ref. RB	4.00%	09/01/2033	275	264,740
Series 2021 A, Ref. RB	4.00%	09/01/2036	300	285,248
Palm Desert (City of), CA Financing Authority (Project Area No. 2); Series 2003, RB (INS - NATL)(b)	5.00%	08/01/2033	40	40,125
Palm Springs (City of), CA Community Redevelopment Agency Successor Agency; Series 2014, Ref. RB (INS - AGM)(b)	5.00%	09/01/2032	445	447,069
Palomar Community College District (Election of 2006); Series 2010, GO Bonds(l)	6.38%	08/01/2045	3,330	2,990,282
Palomar Health;
Series 2017, COP	4.00%	11/01/2047	3,185	2,467,426
Series 2017, Ref. RB	5.00%	11/01/2042	7,835	7,151,057
Paradise Unified School District;
Series 2023 C, GO Bonds	5.00%	08/01/2047	2,310	2,405,514
Series 2023 C, GO Bonds	5.00%	08/01/2052	3,605	3,734,940
Perris (City of), CA Joint Powers Authority; Series 2024, Ref. RB	5.00%	09/01/2033	1,190	1,266,272
Perris (City of), CA Joint Powers Authority (Green Valley West Elementary);
Series 2021, RB	4.00%	09/01/2044	1,060	940,581
Series 2021, RB	4.00%	09/01/2051	1,225	1,032,820
Perris Elementary School District (Election of 2014);
Series 2014 A, GO Bonds (INS - BAM)(b)	6.00%	08/01/2029	235	235,732
Series 2014 A, GO Bonds (INS - BAM)(b)	6.00%	08/01/2030	290	290,884
Perris Union High School District (School Financing); Series 2019, Ref. COP (INS - BAM)(b)	5.00%	10/01/2048	3,000	3,136,989
Piedmont Unified School District; Series 2019, GO Bonds	3.00%	08/01/2045	75	59,765
Pittsburg Public Financing Authority; Series 2022 A, RB (INS - AGM)(b)	5.00%	08/01/2052	13,580	14,500,154
Pittsburg Unified School District Financing Authority (Pittsburg Unified School District Bond Program); Series 2019, RB (INS - AGM)(b)	5.00%	09/01/2047	7,000	7,268,652
Pixley Union School District (Election of 2014); Series 2014 A, GO Bonds(g)(i)	5.25%	08/01/2024	1,000	1,002,289
Poway Unified School District (Del Sur East II);
Series 2020, RB (INS - AGM)(b)	4.00%	09/01/2050	2,000	1,921,257
Series 2020, RB (INS - AGM)(b)	4.00%	09/01/2050	2,255	2,159,330
Poway Unified School District Public Financing Authority; Series 2015 B, Ref. RB (INS - BAM)(b)	5.00%	09/01/2035	1,940	1,972,646
Rancho Cordova (City of), CA (Community Facilities District No. 2014-1);
Series 2021, RB	4.00%	09/01/2041	390	351,162
Series 2021, RB	4.00%	09/01/2046	585	501,678
Series 2021, RB	4.00%	09/01/2050	500	416,454
Rancho Cordova (City of), CA (Community Facilities District No. 2018-1);
Series 2021, RB	4.00%	09/01/2046	225	195,940
Series 2021, RB	4.00%	09/01/2050	200	169,378
Rancho Cordova (City of), CA (Community Facilities District No. 2022-1); Series 2023, RB	5.38%	09/01/2053	1,300	1,317,238
Rancho Mirage Community Facilities District (Del Webb);
Series 2021, RB	4.00%	09/01/2046	380	329,535
Series 2021, RB	4.00%	09/01/2051	325	272,328
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Ravenswood School District;
Series 2018, GO Bonds	5.00%	08/01/2031	$ 500	$ 517,611
Series 2018, GO Bonds	5.00%	08/01/2033	500	517,514
Series 2018, GO Bonds	5.00%	08/01/2035	750	776,578
Regents of the University of California Medical Center;
Series 2022 P, RB(f)	5.00%	05/15/2047	30,280	32,572,773
Series 2022 P, RB	4.00%	05/15/2053	15,000	14,274,651
Rialto Unified School District;
Series 2019 A, GO Bonds (INS - BAM)(b)(c)	0.00%	08/01/2042	8,125	3,578,762
Series 2019 A, GO Bonds (INS - BAM)(b)(c)	0.00%	08/01/2043	4,500	1,877,895
Rio Hondo Community College District (Election of 2004); Series 2010 C, GO Bonds(l)	6.63%	08/01/2042	10,530	13,011,647
River Islands Public Financing Authority;
Series 2022 A-1, Ref. RB (INS - AGM)(b)	5.25%	09/01/2052	3,600	3,868,125
Series 2022, RB (INS - AGM)(b)	5.25%	09/01/2052	2,000	2,148,959
Riverside (City of), CA (Community Facilities District No. 92-1); Series 2005 A, RB	5.30%	09/01/2034	1,050	1,053,297
Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2044	1,000	1,003,491
Series 2017, RB	5.00%	09/01/2045	535	540,208
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor);
Series 2017 A, Ref. RB (INS - BAM)(b)	5.00%	10/01/2034	1,000	1,048,617
Series 2017 A, Ref. RB (INS - BAM)(b)	4.00%	10/01/2040	500	495,842
Riverside (County of), CA Redevelopment Successor Agency (Jurupa Valley Redevelopment);
Series 2011, RB(g)(i)	7.75%	10/01/2024	1,000	1,012,715
Series 2011, RB(g)(i)	8.00%	10/01/2024	1,000	1,013,353
Riverside (County of), CA Transportation Commission; Series 2021 B-1, Ref. RB	4.00%	06/01/2046	16,545	15,718,814
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2045	290	256,788
Series 2020, RB	4.00%	09/01/2050	610	521,340
Riverside Unified School District (Community Facilities District No. 33);
Series 2021, RB	4.00%	09/01/2041	275	249,713
Series 2021, RB	4.00%	09/01/2050	600	510,456
Riverside Unified School District (Election of 2016);
Series 2019 B, GO Bonds	3.00%	08/01/2038	1,740	1,489,819
Series 2019 B, GO Bonds	3.00%	08/01/2039	4,250	3,593,528
Series 2019 B, GO Bonds	3.00%	08/01/2040	2,770	2,297,591
Riverside Unified School District (Improvement Area No. 1); Series 2024, RB	5.00%	09/01/2054	1,270	1,252,231
Riverside Unified School District (Improvement Area No. 2); Series 2024, RB	5.00%	09/01/2054	770	763,927
Romoland School District (Underwood);
Series 2023, RB	5.00%	09/01/2046	370	376,686
Series 2023, RB	5.00%	09/01/2054	1,090	1,097,891
Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. RB	5.00%	09/01/2038	1,000	1,008,640
Romoland School District Community Facilities No. 2020-1; Series 2024, RB	5.00%	09/01/2054	1,000	1,015,862
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 1; Series 2021, RB	4.00%	09/01/2050	570	497,704
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 2; Series 2021, RB	4.00%	09/01/2050	930	812,043
Roseville (City of), CA; Series 2023, RB	6.00%	09/01/2053	1,500	1,556,485
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2039	375	339,634
Series 2020, RB	4.00%	09/01/2045	350	296,317
Series 2020, RB	4.00%	09/01/2050	475	392,074
Roseville (City of), CA (Westpark-Federico Community Facilities District);
Series 2022, RB	5.00%	09/01/2043	1,830	1,845,749
Series 2022, RB	5.00%	09/01/2052	2,760	2,712,267
Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2048	2,000	2,037,746
Sacramento (City of), CA (North Natomas Community Facilities District No. 4);
Series 2015, Ref. RB	5.00%	09/01/2032	1,290	1,303,942
Series 2015, Ref. RB	5.00%	09/01/2033	1,200	1,213,232
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Sacramento (City of), CA Municipal Utility District (Green Bonds);
Series 2020 H, RB	4.00%	08/15/2045	$ 5,000	$ 4,974,406
Series 2024 M, RB	5.00%	11/15/2054	8,000	8,746,986
Sacramento (County of), CA; Series 2018 C, Ref. RB(d)	5.00%	07/01/2039	2,835	2,902,666
Sacramento (County of), CA (Community Facilities District No. 2014-2); Series 2021, RB	4.00%	09/01/2046	650	553,556
San Bernardino (City of), CA;
Series 2022, RB	5.13%	09/01/2047	555	556,427
Series 2022, RB	5.25%	09/01/2052	680	681,029
San Bernardino (City of), CA Joint Powers Financing Authority; Series 1999, Ref. COP (INS - NATL)(b)	5.50%	09/01/2024	5	5,009
San Bernardino Mountains Community Hospital District;
Series 2007 A, COP	5.00%	02/01/2027	500	496,945
Series 2007 A, COP	5.00%	02/01/2037	3,235	3,223,476
San Diego (County of), CA Redevelopment Agency (Gillespie Field); Series 2005 A, Ref. RB(d)	5.75%	12/01/2032	3,365	3,369,459
San Diego (County of), CA Regional Airport Authority;
Series 2019 B, Ref. RB(d)	5.00%	07/01/2049	4,325	4,389,548
Series 2021 A, RB	4.00%	07/01/2056	5,130	4,828,803
Series 2021 A, RB	5.00%	07/01/2056	3,880	4,072,914
Series 2021 B, RB(d)	4.00%	07/01/2046	15,040	13,944,061
Series 2021 B, RB(d)	4.00%	07/01/2051	4,000	3,654,796
Series 2021 B, RB(d)	5.00%	07/01/2051	1,500	1,534,218
Series 2021 B, RB(d)	5.00%	07/01/2056	22,240	22,730,114
Series 2023 B, RB(d)	5.00%	07/01/2053	5,000	5,152,828
San Diego Unified School District; Series 2022, GO Bonds(f)	4.25%	07/01/2052	17,500	17,573,956
San Diego Unified School District (Election of 2012) (Green Bonds); Series 2021 N-2, GO Bonds	4.00%	07/01/2046	11,300	11,301,325
San Diego Unified School District (Election of 2022); Series 2023, GO Bonds	4.00%	07/01/2053	22,500	21,767,789
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2018 D, RB(d)(g)(i)	5.00%	05/01/2028	10	10,356
Second Series 2018 D, RB(d)	5.00%	05/01/2048	11,280	11,379,617
Second Series 2022 B, Ref. RB	4.00%	05/01/2052	10,225	9,783,556
Second Series 2024, Ref. RB(d)	5.25%	05/01/2044	5,000	5,391,544
Series 2017 A, RB(d)	5.00%	05/01/2047	2,000	2,017,946
Series 2018 D, RB(d)	5.25%	05/01/2048	6,200	6,365,094
Series 2019 A, RB(d)	5.00%	05/01/2049	49,310	50,197,368
Series 2019 E, RB(d)(g)(i)	4.00%	05/01/2029	435	435,625
Series 2019 E, RB(d)	4.00%	05/01/2050	4,565	4,159,099
Series 2019 E, RB(d)	5.00%	05/01/2050	3,080	3,133,479
San Francisco (City & County of), CA Community Facilities District No. 2016-1;
Series 2020, RB	4.00%	09/01/2042	550	499,012
Series 2020, RB	4.00%	09/01/2050	1,025	870,704
Series 2023, RB(h)	5.25%	09/01/2048	960	920,709
Series 2023, RB(h)	5.50%	09/01/2053	2,050	2,004,875
San Francisco (City & County of), CA Community Facilities District No. 2016-1 (Treasure Island); Series 2022, RB(h)	4.00%	09/01/2052	2,000	1,663,150
San Francisco (City & County of), CA Infrastructure & Revitalization Financing District No. 1;
Series 2022 A, RB(h)	5.00%	09/01/2037	385	389,807
Series 2022 A, RB(h)	5.00%	09/01/2052	2,000	1,863,810
Series 2022 B, RB(h)	5.00%	09/01/2052	1,000	911,874
San Francisco (City & County of), CA Infrastructure & Revitalization Fing Dist 1 Facilities; Series 2023 B, RB(h)	5.50%	09/01/2053	1,595	1,533,459
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds);
Series 2021 A, RB	4.00%	10/01/2048	10,000	9,774,664
Series 2021 A, RB	4.00%	10/01/2051	5,000	4,864,224
San Francisco (City & County of), CA Redevelopment Agency Successor Agency (Transbay Infrastructure);
Series 2023, RB (INS - AGM)(b)	5.00%	08/01/2048	2,250	2,402,976
Series 2023, RB (INS - AGM)(b)	5.25%	08/01/2053	2,375	2,575,398
San Francisco (City & County of), CA Special Tax District No. 2020-1;
Series 2023, RB(h)	5.75%	09/01/2050	850	861,466
Series 2023, RB(h)	5.75%	09/01/2053	1,800	1,817,277
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, Ref. RB	5.00%	08/01/2044	$ 2,665	$ 2,666,365
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment); Series 2014 A, RB	5.00%	08/01/2043	2,810	2,811,968
San Gorgonio Memorial Health Care District; Series 2014, Ref. GO Bonds	5.00%	08/01/2032	500	478,790
San Jacinto Unified School District (Community Facilities District No. 2020-1); Series 2022, RB	4.00%	09/01/2052	760	617,423
San Jacinto Unified School District Financing Authority; Series 2017, Ref. RB	5.00%	09/01/2043	250	253,108
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2044	2,000	2,012,533
San Jose (City of), CA; Series 2017 A, Ref. RB(d)	5.00%	03/01/2047	17,260	17,370,650
San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(d)	6.20%	01/01/2041	3,150	3,036,559
San Jose (City of), CA (Fallen Leaves Apartments); Series 2002 J-1, RB (INS - AMBAC)(b)(d)	5.10%	12/01/2032	3,525	3,524,951
San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	4,940	4,944,180
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(b)(c)	0.00%	09/01/2031	3,110	2,394,642
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(b)	5.00%	08/01/2030	1,500	1,501,351
San Marcos Unified School District (Community Facilities District No. 7); Series 2019, RB	5.00%	09/01/2048	750	757,113
San Mateo Foster City School District;
Series 2010, GO Bonds(l)	6.63%	08/01/2042	1,010	1,061,659
Series 2023 B, GO Bonds	4.00%	08/01/2051	10,000	9,773,904
Santa Barbara (County of), CA;
Series 2018 B, COP(d)	5.00%	12/01/2037	12,695	13,199,186
Series 2018 B, COP(d)	5.00%	12/01/2038	5,000	5,181,756
Santa Clara (County of), CA Housing Authority;
Series 2001 A, RB(d)	5.85%	08/01/2031	805	806,322
Series 2001 A, RB(d)	6.00%	08/01/2041	2,070	2,112,719
Series 2010 A-1, RB (CEP - FHLMC)	4.75%	11/01/2027	4,010	4,011,044
Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	1,410	1,126,013
Santa Monica (City of), CA Redevelopment Agency;
Series 2011, RB	5.88%	07/01/2036	1,750	1,753,587
Series 2011, RB	5.88%	07/01/2042	2,600	2,604,354
Santa Rosa Elementary School District (Election of 2022); Series 2023 A, GO Bonds	4.00%	08/01/2053	6,010	5,716,353
Sebastopol Union School District; Series 2020 A, GO Bonds	4.00%	08/01/2041	500	497,202
Signal Hill (City of), CA Redevelopment Agency Successor Agency (Signal Hill Redevelopment Project No. 1); Series 2011, RB	7.00%	10/01/2026	1,025	1,027,351
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(c)	0.00%	06/01/2036	22,420	11,651,499
Series 2007 A, RB(c)	0.00%	06/01/2041	10,000	3,772,079
Series 2007 B, RB(c)	0.00%	06/01/2047	12,650	3,241,540
Series 2007 C, RB(c)	0.00%	06/01/2056	65,815	6,536,845
Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGM)(b)(c)	0.00%	08/01/2028	3,480	2,993,582
Series 2007 C, GO Bonds (INS - AGM)(b)(c)	0.00%	08/01/2030	2,765	2,212,110
South El Monte (City of), CA Improvement District Successor Agency; Series 2015 A, Ref. RB (INS - AGM)(b)	5.00%	08/01/2035	4,150	4,224,905
South Orange (County of), CA Public Financing Authority (County of Orange Sheriff-Coroner); Series 2022, RB	5.00%	06/01/2052	10,000	10,752,234
South San Francisco (City of), CA (Community Facilities District No. 2021-01); Series 2022, RB	5.00%	09/01/2052	2,500	2,512,239
Southern California Public Power Authority; Series 2024, RB(f)(n)	5.00%	07/01/2053	10,000	10,931,718
Southern California Public Power Authority (Clean Energy); Series 2024 A, RB(g)	5.00%	09/01/2030	5,000	5,267,719
Southern California Public Power Authority (No.1);
Series 2007 A, RB	5.25%	11/01/2026	250	254,812
Series 2007 A, RB	5.25%	11/01/2027	2,255	2,312,965
Series 2007 A, RB	5.00%	11/01/2028	205	209,239
Series 2007 A, RB	5.00%	11/01/2029	165	168,677
Series 2007 A, RB	5.00%	11/01/2033	2,085	2,146,842
Series 2014 A, RB(g)(i)	5.00%	08/30/2024	13,000	13,035,698
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2006, RB(c)	0.00%	06/01/2046	$ 3,000	$ 575,313
Series 2019, Ref. RB	5.00%	06/01/2039	750	783,655
Series 2019, Ref. RB	5.00%	06/01/2048	2,375	2,382,909
Series 2019, Ref. RB(c)	0.00%	06/01/2054	27,610	5,338,128
Stockton (City of), CA Community Facilities District (Westlake Villages II);
Series 2022, RB	5.13%	09/01/2052	1,800	1,760,195
Series 2024, RB	5.00%	09/01/2049	525	515,676
Series 2024, RB	5.00%	09/01/2054	625	613,417
Stockton (City of), CA Redevelopment Agency Successor Agency; Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	09/01/2034	1,000	1,027,705
Sulphur Springs Union School District; Series 2020, RB	4.00%	09/01/2050	1,225	1,024,945
Susanville (City of), CA (Natural Gas Enterprise Ref.); Series 2019, Ref. RB (INS - AGM)(b)	4.00%	06/01/2045	1,000	983,136
Tahoe-Truckee Unified School District;
Series 2016 B, GO Bonds	5.00%	08/01/2039	3,000	3,084,268
Series 2016 B, GO Bonds	5.00%	08/01/2041	950	974,247
Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2008-1 - Tejon Industrial Complex Public Improvements); Series 2020, RB	4.00%	09/01/2050	5,750	4,877,020
Temecula Public Financing Authority; Series 2024, RB	5.00%	09/01/2054	900	905,850
Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1);
Series 2021, Ref. RB	4.00%	09/01/2036	1,075	1,015,362
Series 2021, Ref. RB	4.00%	09/01/2041	2,840	2,563,349
Series 2021, Ref. RB	4.00%	09/01/2051	2,500	2,053,455
Torrance Unified School District (Election of 2008-Measure Z); Series 2009, GO Bonds(c)	0.00%	08/01/2034	3,600	2,123,650
Tracy (City of), CA Community Facilities District;
Series 2022, RB	5.00%	09/01/2042	1,905	1,933,681
Series 2022, RB	5.00%	09/01/2052	2,400	2,376,192
Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	1,500	1,514,176
Series 2020 A, RB	5.00%	10/01/2049	4,300	4,313,572
Series 2020 B, RB	5.00%	10/01/2035	250	257,575
Series 2020 B, RB	5.00%	10/01/2038	300	304,220
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015 A, Ref. RB (INS - BAM)(b)	5.00%	09/01/2038	2,000	2,027,524
University of California;
Series 2017, RB(f)	5.00%	05/15/2047	15,000	15,474,191
Series 2017, RB(f)(n)	5.00%	05/15/2048	16,000	16,686,602
Series 2018 AZ, Ref. RB	5.00%	05/15/2048	4,000	4,171,650
Series 2020 BE, Ref. RB	4.00%	05/15/2050	12,000	11,772,793
Series 2021 BH, Ref. RB	4.00%	05/15/2051	10,000	9,794,408
University of California (Limited); Series 2021 Q, Ref. RB (INS - BAM)(b)	4.00%	05/15/2051	5,040	4,952,490
Upland (City of), CA Community Facilities District No. 2003-2 (Improvement Area No. 2);
Series 2015, Ref. RB	5.00%	09/01/2029	1,030	1,032,506
Series 2015, Ref. RB	5.00%	09/01/2030	1,080	1,082,505
Upland (City of), CA Community Facilities District No. 2015-1 (Improvement Area No. 1); Series 2019 A, RB	4.00%	09/01/2049	750	645,419
Upland (City of), CA Community Facilities District No. 2016-1 (Improvement Area No. 2);
Series 2021 A, RB	4.00%	09/01/2040	260	236,293
Series 2021 A, RB	4.00%	09/01/2045	165	141,618
Series 2021 A, RB	4.00%	09/01/2051	260	214,121
Val Verde Unified School District Community Facilities Disctrict No. 2018-2 (Stratford Ranch Improvement Area No. 2); Series 2023, RB	5.00%	09/01/2054	955	943,091
Valley (City of), CA Sanitary District; Series 2005, RB	5.20%	09/02/2030	1,320	1,323,935
Victorville (City of), CA (Community Facilities District No. 07-01); Series 2012 A, RB	5.35%	09/01/2042	485	485,918
Washington Township Health Care District;
Series 2023 A, RB	5.00%	07/01/2043	250	243,369
Series 2023 A, RB	5.75%	07/01/2048	500	538,462
Series 2023 A, RB	5.75%	07/01/2053	1,000	1,052,351
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Washington Township Health Care District (Election of 2020);
Series 2023 B, GO Bonds	5.25%	08/01/2048	$ 1,625	$ 1,775,328
Series 2023 B, GO Bonds	5.50%	08/01/2053	2,500	2,764,228
West Contra Costa Unified School District;
Series 2005, GO Bonds (INS - NATL)(b)(c)	0.00%	08/01/2025	2,500	2,392,475
Series 2020 E, GO Bonds (INS - AGM)(b)	3.00%	08/01/2045	6,465	5,169,400
West Covina (City of), CA Public Financing Authority; Series 2018 A, Ref. RB	5.00%	05/01/2031	445	466,534
West Patterson Financing Authority (Community Facilities District No. 2005-1);
Series 2021, RB	4.00%	09/01/2043	600	530,243
Series 2021, RB	4.00%	09/01/2046	745	643,006
Series 2021, RB	4.00%	09/01/2049	1,775	1,504,559
West Patterson Financing Authority (Community Facilities District No. 2015-1);
Series 2015, RB	5.25%	09/01/2035	610	619,570
Series 2015, RB	5.25%	09/01/2045	1,550	1,562,482
Whittier (City of), CA (Presbyterian Intercommunity Hospital, Inc.); Series 2014, RB	5.00%	06/01/2044	1,500	1,500,274
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(b)(c)	0.00%	08/01/2024	4,685	4,657,792
				2,220,914,493
Guam–0.46%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	1,160	1,139,610
Guam (Territory of) Department of Education (John F. Kennedy); Series 2020, Ref. COP	5.00%	02/01/2040	2,750	2,658,491
Guam (Territory of) Port Authority; Series 2018 A, RB	5.00%	07/01/2048	1,825	1,834,363
Guam (Territory of) Waterworks Authority;
Series 2014 A, Ref. RB(g)(i)	5.00%	07/01/2024	765	765,525
Series 2020 A, RB	5.00%	01/01/2050	3,460	3,523,344
				9,921,333
Northern Mariana Islands–0.08%
Northern Mariana Islands (Commonwealth of) Ports Authority;
Series 1998 A, RB(d)	6.25%	03/15/2028	555	536,013
Series 2005 A, RB(d)	5.50%	03/15/2031	1,270	1,174,170
				1,710,183
Puerto Rico–3.77%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	7,800	7,840,317
Series 2002, RB	5.63%	05/15/2043	8,735	8,838,504
PRIFA Custodial Trust; Series 2005, RB	0.00%	03/15/2049	83	24,634
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(c)	0.00%	07/01/2024	136	134,975
Series 2021 A, GO Bonds(c)	0.00%	07/01/2033	12,619	8,380,735
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	925	933,351
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	917	958,775
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	902	970,867
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	876	976,627
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,731	1,730,734
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	747	733,616
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	641	621,815
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	871	809,989
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	0	4
Subseries 2022, RN	0.00%	11/01/2043	3,974	2,469,023
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, RB	6.13%	07/01/2024	566	566,896
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2012 A, RB(j)	5.00%	07/01/2042	4,000	1,060,000
Series 2012 A, RB(j)	5.05%	07/01/2042	1,000	265,000
Series 2013 A, RB(j)	6.75%	07/01/2036	7,350	1,947,750
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB	6.63%	01/01/2027	494	486,167
Series 2023 A, RB	6.63%	01/01/2028	3,767	3,700,258
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(c)	0.00%	07/01/2024	$ 83	$ 82,753
Series 2018 A-1, RB(c)	0.00%	07/01/2027	1,524	1,358,917
Series 2018 A-1, RB(c)	0.00%	07/01/2031	1,616	1,231,437
Series 2018 A-1, RB(c)	0.00%	07/01/2033	11,974	8,372,814
Series 2018 A-1, RB	4.50%	07/01/2034	419	419,904
Series 2018 A-1, RB	4.55%	07/01/2040	342	344,443
Series 2018 A-1, RB(c)	0.00%	07/01/2046	8,788	2,814,821
Series 2018 A-1, RB(c)	0.00%	07/01/2051	13,879	3,300,942
Series 2018 A-1, RB	4.75%	07/01/2053	2,510	2,494,239
Series 2018 A-1, RB	5.00%	07/01/2058	11,595	11,598,760
Series 2019 A-2, RB	4.33%	07/01/2040	2,154	2,147,260
Series 2019 A-2, RB	4.54%	07/01/2053	65	62,421
Series 2019 A-2, RB	4.78%	07/01/2058	865	857,349
Series 2019 A-2B, RB	4.55%	07/01/2040	926	932,616
University of Puerto Rico; Series 2006 P, Ref. RB	5.00%	06/01/2030	2,190	2,118,425
				81,587,138
Virgin Islands–0.18%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. RB(d)	5.00%	09/01/2029	1,645	1,585,927
Series 2014 A, Ref. RB(d)	5.00%	09/01/2033	1,500	1,394,402
Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(h)	5.00%	09/01/2030	1,000	1,002,785
				3,983,114
Total Municipal Obligations (Cost $2,357,397,135)				2,318,116,261
U.S. Dollar Denominated Bonds & Notes–0.06%
California–0.02%
CalPlant I LLC; Exit Facility(h)	15.00%	07/01/2025	485	495,777
Puerto Rico–0.04%
AES Puerto Rico, Inc.(o)	12.50%	03/04/2026	875	848,842
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,336,764)				1,344,619
			Shares
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(o)			82,846	0
TOTAL INVESTMENTS IN SECURITIES(p)–107.12% (Cost $2,358,733,899)				2,319,460,880
FLOATING RATE NOTE OBLIGATIONS–(7.54)%
Notes with interest and fee rates ranging from 3.89% to 4.22% at 05/31/2024 and contractual maturities of collateral ranging from 05/15/2035 to 09/01/2053(q)				(163,290,000)
OTHER ASSETS LESS LIABILITIES–0.42%				9,174,900
NET ASSETS–100.00%				$2,165,345,780
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Zero coupon bond issued at a discount.
(d)	Security subject to the alternative minimum tax.
(e)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(f)	Underlying security related to TOB Trusts entered into by the Fund.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $170,539,207, which represented 7.88% of the Fund’s Net Assets.
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2024 was $3,588,008, which represented less than 1% of the Fund’s Net Assets.
(k)	Restricted security. The aggregate value of these securities at May 31, 2024 was $315,258, which represented less than 1% of the Fund’s Net Assets.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2024.
(n)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $34,175,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(o)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(p)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
(q)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2024. At May 31, 2024, the Fund’s investments with a value of $233,356,469 are held by TOB Trusts and serve as collateral for the $163,290,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,318,116,261	$—	$2,318,116,261
U.S. Dollar Denominated Bonds & Notes	—	495,777	848,842	1,344,619
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	2,318,612,038	848,842	2,319,460,880
Other Investments - Assets
Investments Matured	—	567,432	2,350,000	2,917,432
Total Investments	$—	$2,319,179,470	$3,198,842	$2,322,378,312
Invesco California Municipal Fund